UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-22759

SharesPost 100 Fund

(Exact name of Registrant as specified in charter)

101 Jefferson Drive

Menlo Park, CA 94025

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o SharesPost 100 Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copy to:

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

666 Third Avenue

New York, NY 10017

Registrant's telephone number, including area code: (800) 834-8707

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

FORM N-Q

Item 1. Schedule of Investments.

SHARESPOST 100 FUND

Schedule of Investments

September 30, 2019 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PUBLIC COMPANIES — 2.7%
CONSUMER WEB — 0.7%
Pinterest(a)(b)	Nov 2017	48,000	$1,000,800	$1,264,800
TRANSPORTATION — 2.0%
Lyft, Inc.(a)	Oct 2016	88,217	2,887,249	3,602,782
Uber Technologies Inc.(a)(b)	May 2018	7,503	322,629	226,291
			3,209,878	3,829,073
TOTAL COMMON STOCK IN PUBLIC COMPANIES			4,210,678	5,093,873

COMMON STOCK IN PRIVATE COMPANIES(b) — 51.9%
3D PRINTING — 0.6%
Carbon, Inc.(a)	Jun 2019	38,853	685,214	1,063,795
ADVERTISING — 6.0%
AdRoll(a)	Mar 2017	3,155	24,050	45,495
Chartboost(a)	Mar 2015	700,000	1,611,000	3,059,000
GroundTruth (f.k.a. xAd, Inc.)(a)	Oct 2016	1,659,427	446,424	796,525
OpenX(a)	Jun 2015	2,899,297	2,615,386	4,754,847
PubMatic(a)	Jun 2015	200,000	1,170,000	2,636,000
			5,866,860	11,291,867
ANALYTICS/BIG DATA — 6.0%
Dataminr, Inc.(a)	Sep 2015	307,583	2,638,591	6,732,992
INRIX, Inc.(a)	May 2014	70,750	1,592,150	1,902,467
Planet Labs, Inc.(a)	Mar 2018	125,000	731,250	1,305,000
ThoughtSpot, Inc.(a)	Oct 2018	100,000	780,000	1,341,000
			5,741,991	11,281,459
CONSUMER WEB — 3.6%
Nextdoor(a)	Nov 2018	235,495	3,990,451	4,615,702
Wag Labs, Inc.(a)	Oct 2018	438,828	2,314,001	2,255,576
			6,304,452	6,871,278
EDUCATION — 3.3%
Udacity, Inc.(a)	Nov 2018	448,075	2,884,586	3,082,756
Udemy, Inc.(a)	Aug 2019	300,000	3,025,000	3,192,000
			5,909,586	6,274,756
ENTERPRISE SOFTWARE — 4.3%
Blend Labs, Inc.(a)	Aug 2018	975,665	1,112,023	1,512,281
InsideSales.com(a)	Dec 2016	75,000	225,000	307,500
KeepTruckin(a)	May 2019	788,562	3,420,734	3,745,669
Mesosphere, Inc.(a)	Feb 2019	165,000	1,605,450	1,907,400
Sprinklr(a)	Jun 2017	100,000	500,000	661,000
			6,863,207	8,133,850

See accompanying Notes to the Schedule of Investments

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

September 30, 2019 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PRIVATE COMPANIES(b) — 51.9% (Continued)
FINANCE/PAYMENTS — 9.2%
Circle Internet Financial, Inc.(a)	Apr 2018	290,200	$2,604,825	$4,767,986
Marqeta, Inc.(a)	Jul 2018	1,155,000	2,035,350	4,423,650
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	209,952
Ripple(a)	Dec 2018	42,000	504,000	622,440
Robinhood Markets, Inc.(a)	Jul 2019	260,500	3,544,251	3,264,065
Social Finance, Inc.(a)	Apr 2017	274,889	3,090,675	4,084,850
			13,087,099	17,372,943
GAMES — 0.0%
RockYou, Inc.(a)	Apr 2015	10,149	1,400,000	1,319
HARDWARE — 0.3%
Tempo Automation, Inc.(a)	Aug 2019	150,000	480,000	636,000
HEALTHCARE/BIOTECH — 5.0%
23andMe, Inc.(a)	Oct 2017	338,157	4,808,483	5,914,366
Metabiota(a)	Apr 2015	494,589	500,000	870,477
One Medical Group(a)	Mar 2017	143,750	1,178,662	1,664,625
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	910,969
			7,808,853	9,360,437
HOSTING/STORAGE — 2.5%
Code 42 Software, Inc.(a)	May 2016	330,000	754,500	2,039,400
Rubrik(a)	Sep 2019	100,000	2,550,000	2,641,000
			3,304,500	4,680,400
SECURITY — 2.8%
Tanium(a)	Apr 2019	640,000	4,787,200	5,369,600
SOFTWARE — 2.7%
Acquia(a)	Apr 2016	90,000	860,000	1,885,500
Docker, Inc.(a)	May 2017	25,000	531,250	586,500
Optimizely(a)	Feb 2017	160,303	1,420,675	2,662,633
			2,811,925	5,134,633
TRANSPORTATION — 5.6%
SpaceX(a)	May 2019	49,020	10,049,100	10,488,810
TOTAL COMMON STOCK IN PRIVATE COMPANIES			75,099,987	97,961,147

PREFERRED STOCK IN PRIVATE COMPANIES(b) — 22.6%
ADVERTISING — 1.1%
GroundTruth (f.k.a. xAd, Inc.), Preferred Class B-1(a)	Jan 2017	600,000	149,200	288,000
WideOrbit, Inc., Preferred Class C(a)	Oct 2015	400,000	1,100,000	1,744,000
			1,249,200	2,032,000

See accompanying Notes to the Schedule of Investments

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

September 30, 2019 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(b) — 22.6% (Continued)
ANALYTICS/BIG DATA — 5.1%
Dataminr, Inc., Preferred Class A(a)	Apr 2019	20,000	$198,000	$437,800
Dataminr, Inc., Preferred Class B(a)	Apr 2019	87,496	866,211	1,915,287
Heap, Preferred Class C(a)	May 2019	1,361,503	4,999,997	4,983,101
Palantir Technologies, Inc., Preferred Class D(a)	Jan 2017	75,740	516,287	562,748
Palantir Technologies, Inc., Preferred Class E(a)	Dec 2017	79,260	512,713	588,902
Palantir Technologies, Inc., Preferred Class J(a)	Nov 2018	125,000	765,000	1,026,250
			7,858,208	9,514,088
CLEAN TECHNOLOGY — 0.4%
Spruce Finance, Inc., Preferred Class A-2(a)	Mar 2017	190,000	1,900,000	837,900
CONSUMER WEB — 0.7%
Musely, Preferred Class B(a)	Oct 2014	7,961	100,013	100,013
Nextdoor, Preferred Class B(a)	Mar 2018	29,495	494,041	578,102
Nextdoor, Preferred Class C(a)	Mar 2018	17,543	293,845	343,843
Nextdoor, Preferred Class D(a)	Mar 2018	6,899	115,558	135,220
Nextdoor, Preferred Class E(a)	Mar 2018	3,392	56,816	66,483
Nextdoor, Preferred Class F(a)	Mar 2018	5,171	86,614	101,352
			1,146,887	1,325,013
FINANCE/PAYMENTS — 3.9%
Fundbox, Preferred Class C(a)	Jun 2019	439,552	4,999,992	5,002,102
Prosper Marketplace, Inc., Preferred Class A(a)	Jan 2016	55,395	305,781	47,640
Prosper Marketplace, Inc., Preferred Class A-1(a)	Jan 2016	58,165	116	58,165
Social Finance, Inc., Preferred Class A(a)	Apr 2017	10,714	174,638	159,210
Social Finance, Inc., Preferred Class B(a)	Apr 2017	1,361	22,184	20,224
Social Finance, Inc., Preferred Class C(a)	Apr 2017	2,893	47,156	42,990
Social Finance, Inc., Preferred Class D(a)	Apr 2017	64,165	931,926	953,492
Social Finance, Inc., Preferred Class E(a)	Apr 2017	43,740	712,962	649,976
Social Finance, Inc., Preferred Class F(a)	Apr 2017	25,172	410,304	389,663
			7,605,059	7,323,462
HEALTHCARE/BIOTECH — 4.4%
23andMe, Inc., Preferred Class D(a)	Jan 2019	143,000	2,492,490	2,501,070
Hims, Inc., Preferred Class A(a)	Sep 2019	1,000,000	3,000,000	3,600,000
Intarcia Therapeutics, Inc., Preferred Class DD(a)	May 2017	9,000	519,300	400,050
Metabiota, Preferred Class A(a)	Apr 2015	346,212	499,999	609,333
Metabiota, Preferred Class B(a)	Feb 2017	366,669	500,952	748,005
ZocDoc, Inc., Preferred Class A(a)	Feb 2015	35,000	875,000	522,550
			7,887,741	8,381,008
MUSIC — 1.8%
SoundHound, Inc., Preferred Class D(a)	Sep 2016	107,484	2,200,767	3,390,045
SECURITY — 0.8%
Lookout, Inc., Preferred Class A(a)	Feb 2015	204,000	1,927,800	1,540,200

See accompanying Notes to the Schedule of Investments

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

September 30, 2019 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
PREFERRED STOCK IN PRIVATE COMPANIES(b) — 22.6% (Continued)
TRANSPORTATION — 4.4%
Lime (Neutron Holdings, Inc.), Preferred Class D(a)	Mar 2019	20,618,556	$5,000,000	$4,948,453
Turo, Preferred Class D1(a)	Jun 2018	642,535	2,999,996	3,257,653
Virgin Hyperloop One, Preferred Class B-1(a)	Jun 2017	4,145	999,999	24,331
Virgin Hyperloop One, Preferred Class C(a)	May 2019	12,992	37,938	37,937
			9,037,933	8,268,374
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			40,813,595	42,612,090

SHORT-TERM INVESTMENTS — 22.2%
DEMAND DEPOSIT — 22.2%
UMB Money Market Fiduciary, 0.25%(c)			41,780,190	41,780,190
TOTAL SHORT-TERM INVESTMENTS			41,780,190	41,780,190

TOTAL INVESTMENTS — 99.4%			161,904,450	187,447,300
Other assets less liabilities — 0.6%				1,122,908

NET ASSETS — 100.0%				$188,570,208

(a)	Non-income Producing

(b)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. As of September 30, 2019 restricted securities represented 75.34% of the net assets of the Fund.

(c)	Rate disclosed represents the seven day yield as of the Fund's period end. The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The fund may redeem its investments in whole, or in part, on each business day.

All issuers are United States based, except for OpenX, which is based in the UK.

See accompanying Notes to the Schedule of Investments

SHARESPOST 100 FUND

Notes to Schedule of Investments September 30, 2019 (Unaudited)

Organization - SharesPost 100 Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) will be continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund will make quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to SP Investments Management, LLC (the “Investment Adviser”), which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks to achieve by primarily investing in the equity securities of certain private, operating, late-stage, growth companies primarily comprising the SharesPost 100, a list of companies selected and maintained by the Investment Adviser. The Investment Adviser’s primary strategy will be to invest in portfolio companies (each, a “Portfolio Company”) and generally to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering, which generally includes a restrictive period of 180 days commonly known as a lock-up period, or a merger or acquisition transaction. The Fund currently offers three different classes of shares: Class A, Class I, and Class L shares. The separate classes of shares differ principally in the applicable sales charges (if any) and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a class are charged directly to that class. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees.

Investment Valuation - The Fund’s NAV is based in large part on the value of its securities which will be carried at fair value in accordance with the provision of the Financial Accounting Standards Board (the “FASB”) ASC Topic 820, Fair value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in time, there may be few recent purchase or sale transactions or offers on which to base the value of a given private share. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees. While the Fund and the Investment Adviser will use good faith efforts to determine the fair value of the Fund’s securities, fair value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies.

From time to time, the Fund may determine that it should modify its estimates or assumptions as new information becomes available. As a consequence, the value of the securities and therefore the Fund’s NAV may vary. This may adversely affect Shareholders. Other than in connection with a liquidity event of a Portfolio Company, the Fund will generally sell Portfolio Company securities only in order (and only to the extent necessary) to fund quarterly repurchases of Fund Shares. However, because of the uncertainty and judgment involved in the fair valuation of the private shares, which do not have a readily available market, the estimated fair value of such shares may be different from values that would have been used had a readily available market existed for such shares. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

The Board of Trustees has delegated the day-to-day responsibility for determining these fair values to the Investment Adviser, but the Board of Trustees has the ultimate responsibility for determining the fair value of the portfolio of the Fund. The Investment Adviser has developed the Fund’s fair valuation procedures and methodologies, which have been approved by the Board of Trustees, and will make fair valuation determinations and act in accordance with those procedures and methodologies, and in accordance with the 1940 Act. Fair valuation determinations are to be reviewed and, as necessary, ratified or revised quarterly by the Board of Trustees (or more frequently if necessary), including in connection with any quarterly repurchase offer.

There were no changes to the valuation approaches or techniques applied during 2019.

Generally Accepted Accounting Principles ("GAAP") in the United States of America defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the nine months ended September 30, 2019 there were transfers of $3,602,782 out of Level 3 into Level 1 and $1,491,091 out of Level 3 into Level 2, due to changes in the liquidity restrictions of private holdings.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. There were no changes to these techniques or approaches during the nine months ended September 30, 2019.

Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. In connection with that determination, members of the Investment Adviser’s portfolio management team will prepare Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts when and if available. The types of factors that the Investment Adviser will take into account in determining fair value, subject to review and ratification where required by the Board of Trustees with respect to such non-traded investments, will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. In considering the extent and nature of information utilized in the valuation process, management will generally apply a greater weighting to that information which is recent and observable. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the recent change in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

In May 2015, the FASB issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy table. The adoption of ASU 2015-07 resulted in the Fund’s investment in short-term investments being removed from the Fair Value hierarchy table.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of September 30, 2019:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Common stock in public companies*	$3,602,782	$1,491,091	$-	$5,093,873
Common stock in private companies*	-	-	97,961,147	97,961,147
Preferred stock in private companies*	-	-	42,612,090	42,612,090
Convertible Bond	-	-	-	-
Total	$3,602,782	$1,491,091	$140,573,237	$145,667,110
Money Market holdings valued using the practical expedient and not subject to the fair value hierarchy				41,780,190
Total				$187,447,300

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2019	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	(Sales or Conversions)	Net realized gain/(loss)	Change in net unrealized gain/(loss)	Ending balance September 30, 2019
SharesPost 100 Fund
Common stock in private companies	$51,717,475	$-	$-	$41,606,040	$(1,864,800)	$(12,500)	$6,514,932	$97,961,147
Preferred stock in private companies	32,050,755	-	(5,093,873)	21,764,268	(5,864,716)	2,431,344	(2,675,688)	42,612,090
Convertible Bond	37,078	-	-	-	(37,078)	-	-	-
	$83,805,308	$-	$(5,093,873)	$63,370,308	$(7,766,594)	$2,418,844	$3,839,244	$140,573,237

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2019:

Type of Level 3 Investment	Fair Value as of September 30, 2019	Valuation Technique*	Unobservable Inputs	Range (Avg)
Common stock in private companies	$97,961,147	Precedent Transactions	Precedent Transactions	N/A

		Revenue Model	Revenue Multiples	2.03 - 13.36 (5.60)
			Stage Discount Rates	10% - 30% (20.69%)
			Execution Discount Rates	15% - 100% (42.38%)
			Discounts For Lack of Marketability	15% (15%)

Preferred stock in private companies	42,612,090	Precedent Transactions	Precedent Transactions	N/A

		Revenue Model	Revenue Multiples	1.71 - 9.76 (4.61)
			Stage Discount Rates	20% - 60% (23.30%)
			Execution Discount Rates	15% - 100% (48.74%)
			Discounts For Lack of Marketability	15% (15%)

*	Market approach

To the extent the revenue multiples increase, there is a corresponding increase in fair value; while as discount rates increase, there is a decrease in fair value.

Federal Tax Information

At September 30, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$161,904,450

Gross unrealized appreciation	$32,693,512
Gross unrealized depreciation	(7,150,662)

Net unrealized appreciation on investments	$25,542,850

Item 2. Controls and Procedures

(a)        The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)        There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SharesPost 100 Fund

By:	/s/ Kevin Moss
Kevin Moss
President

Date:	11/14/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Moss
Kevin Moss
President
Date:	11/14/19

By:	/s/ Jack Sweeney
Jack Sweeney
Principal Financial Officer
Date:	11/14/19

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)